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                        [IRELL & MANELLA LLP LETTERHEAD]

                                                             WRITER'S DIRECT
                                                        TELEPHONE (310) 203-7139
                                                            AMUKHEY@IRELL.COM

                                February 1, 2005


VIA EDGAR AND OVERNIGHT COURIER

David Ritenour, Esq.
Special Counsel
U.S. Securities and Exchange Commission
Mail Stop 0306
450 Fifth Street, N.W.
Washington, D.C.  20549

   Re:      Cygnus, Inc.
            Preliminary Proxy Statement on Schedule 14A filed January 24, 2005 Commission File No. 0-18962

Dear Mr. Ritenour:

         On behalf of Cygnus, Inc., a Delaware corporation, and in connection with its Preliminary Proxy Statement on Schedule 14A of the Securities Exchange Act of 1934, we hereby file a revised Preliminary Proxy Statement and respond to the comment letter of the Securities and Exchange Commission dated January 28, 2005. In our letter, we refer to Cygnus, Inc. as "Cygnus" or the "Company," to the Staff of the Securities and Exchange Commission as the "Staff," and to the revised Preliminary Proxy Statement as the "Proxy Statement." Comment numbering used for each response set forth below corresponds to the comment numbering used in the Staff's letter.

PROPOSAL NO. 2: APPROVAL OF PLAN OF COMPLETE LIQUIDATION AND DISSOLUTION - PAGES 35 TO 49

ARBITRATION MATTER - PAGE 36

1. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 7 AND REISSUE THE COMMENT. PLEASE DESCRIBE THE CIRCUMSTANCES UNDER WHICH THE BOARD MAY ELECT NOT TO PURSUE ITS CLAIMS IN THE ARBITRATION MATTER. FOR EXAMPLE, MIGHT THE BOARD ELECT NOT TO PURSUE ITS CLAIMS IF IT DETERMINED THAT THE COMPANY WAS UNLIKELY TO SUCCEED IN THE ARBITRATION?

Response:

         The Company has revised the Proxy Statement in accordance with the Staff's comment by stating that the Board of Directors might elect not to pursue its claims in the
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David Ritenour, Esq.
February 1, 2005
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Arbitration Matter if it determined, in its judgment, that it was not in the Company's best financial interests to do so.

LIQUIDATING DISTRIBUTIONS: NATURE; AMOUNT: TIMING - PAGES 39 TO 43

         ESTIMATED DISTRIBUTIONS TO STOCKHOLDERS.... - PAGES 40 TO 43

2.       PLEASE REVISE YOUR ESTIMATED DISTRIBUTIONS TABLE AS FOLLOWS:

         - PLEASE QUANTIFY AND LIST SEPARATELY THE AMOUNTS TO BE USED TO DISCHARGE OUTSTANDING INDEBTEDNESS AND THE AMOUNTS ALLOCATED TO PAY OR ACCRUE FOR ACCOUNTS PAYABLE.

         Response:

                  The Company notes that the table currently quantifies and lists separately the amounts to be used to discharge outstanding indebtedness and the amounts allocated to pay or accrue for accounts payable. The Company's only outstanding indebtedness is the arbitration obligation owing to Sanofi-Aventis, which, as described in the Proxy Statement, has been reduced to $10 million if payment of $10 million is made prior to February 28, 2006. Please note that the table now lists separately (both for the January-March 2005 period and the April-December 2005 period) line items for "Other operating expenses." In the January-March 2005 period, "Payments of accounts payable/accruals as of December 31, 2004" are also listed separately. The Company anticipates having no accounts payable/accruals in the April-December 2005 period that are not otherwise reflected in "Other operating expenses."

                  Please note that the Company has also revised the Estimated Distribution to Stockholders table to separate the expenses occurring in first quarter 2005 prior to the consummation of the Asset Sale from those expenses that will occur in the second, third and fourth quarters of 2005 after the Company has vacated its facility and after the Asset Sale has closed.

         - PLEASE QUANTIFY AND LIST SEPARATELY THE $175,000 PER QUARTER IN SALARY AND DIRECTORS' FEES THAT IS EXPECTED TO BE INCURRED, AS WELL AS ANY OTHER COMPENSATION EXPENSES (OTHER THAN THE SEVERANCE COSTS THAT ARE ALREADY SEPARATELY DISCLOSED). IN ADDITION, IF THE TABLE INCLUDES AMOUNTS ALLOCATED FOR THE POTENTIAL PAYMENT OF THE INCENTIVE COMPENSATION REFERENCED IN YOUR RESPONSE TO PRIOR COMMENT 9, PLEASE QUANTIFY AND LIST SEPARATELY THOSE AMOUNTS, OR, ALTERNATIVELY, PROVIDE APPROPRIATE FOOTNOTE DISCLOSURE INDICATING, IF TRUE, THAT THE TABLE HAS BEEN PREPARED ASSUMING THAT NO SUCH INCENTIVE COMPENSATION WILL BE PAID.

         Response:

                  The Company has revised the Proxy Statement in accordance with the Staff's comment by listing separately under the line item entitled "Salary and directors' fees" the salary and directors' fees expected to be incurred in 2005, which includes $175,000 per quarter beginning in the second quarter after the estimated Asset Sale closing date of March 31, 2005 and the Company's departure from its premises on or before the same date. The $175,000 per quarter after the closing of the Asset Sale consists of the potential estimated salaries of Mr. Hodgman and Ms.
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David Ritenour, Esq.
February 1, 2005
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         McClung for the balance of 2005 if retention agreements can be reached, as disclosed elsewhere in the Proxy Statement, and directors' fees. The Company has added a footnote to the table explaining this proposed arrangement.

              In addition to salary payments, the Company is discussing with Mr. Hodgman and Ms. McClung whether those arrangements would include incentive compensation to Mr. Hodgman and Ms. McClung based on the recovery in the Arbitration Matter. No agreements have yet been reached with Mr. Hodgman or Ms. McClung, but in accordance with the Staff's comment, the Company has included a separate line item entitled "Estimated incentive compensation" to show this potential payment. In addition, this proposed arrangement is also described in "Interests of Certain Persons in the Asset Sale and the Plan of Dissolution."

               As noted in the response to the previous comment, the Company has revised the Estimated Distribution to Stockholders table to show the estimated 2005 cash uses before and after the consummation of the Asset Sale. This also will give greater clarity to the ongoing expenses following the Asset Sale, including the salaries and directors' fees.

         - PLEASE QUANTIFY AND LIST SEPARATELY ANY AMOUNTS THAT ARE EXPECTED TO BE RECEIVED IN CONNECTION WITH THE DISPOSAL OF THE ASSETS EXCLUDED FROM THE ASSET SALE OR DISCLOSE WHY NO SUCH AMOUNTS HAVE NOT BEEN INCLUDED IN THE TABLE.

         Response:

                  The Company notes that, other than the Arbitration Matter, no amounts are expected to be received in connection with the disposal of assets excluded from the Asset Sale. As described on page 16 of the Proxy Statement, trade fixtures and personal property (including office furniture) will be transferred to the landlord at the time the Company vacates its facilities on or before March 31, 2005 in accordance with the lease termination agreement entered into with the landlord. The Company's only other remaining assets would be office supplies which the Company intends to donate following the closing of the Asset Sale. The Company has added a paragraph after the footnotes to the estimated distribution table explaining these points.

         - PLEASE QUANTIFY AND LIST SEPARATELY ANY AMOUNTS THAT ARE EXPECTED TO BE PAID IN CONNECTION WITH THE TERMINATION OF THE COMPANY'S FACILITIES LEASE OR IN CONNECTION WITH THE TERMINATION OF ANY OTHER RETAINED CONTRACTS.

         Response:

                  As described on page 16 of the Proxy Statement, in December 2004, the Company agreed to terminate the lease as of March 31, 2005 by making a $500,000 payment and prepaying rent through March 31, 2005. No additional cash payments are required to be made to the landlord in connection with the termination of the facilities lease. In addition, the Company has no retained contracts. The Company has added a paragraph after the footnotes to the estimated distribution table explaining these points.


                                   * * * * * *


         The Company notes that, in accordance with the Staff's request in the initial comment letter, the Company has previously submitted a written statement making the acknowledgments referenced at the end of the comment letter. The Company intended that
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David Ritenour, Esq.
February 1, 2005
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written statement to apply to its responses to all Staff comments in the review of all versions of the Proxy Statement filed with the Securities and Exchange Commission, including the initial comment letter, the comment letter to which this letter responds and any future comment letters of the Staff. If you wish to have a current letter, please so advise us or the Company and the Company will provide an additional, more recently dated, letter.

         If you have any questions concerning the foregoing, please contact Barbara G. McClung at (650) 599-2527, the undersigned at (310) 203-7139 or Ben Orlanski at (310) 203-7068. We would appreciate it if you could direct your response to this submission to Barbara G. McClung at Cygnus, Inc. as you did with the last comment letter. Ms. McClung's fax number is (650) 599-3913.

                                                     Very truly yours,

                                                     /s/ Ashok W. Mukhey

                                                     Ashok W. Mukhey

AM:kbj

cc:   Adelaja K. Heyliger, Esq.
      Barbara McClung, Esq.
      Ben D. Orlanski, Esq.